ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Nathan Somogie
T +1 617 951 7326
F +1 617 235 0073
nathan.somogie@ropesgray.com

March 14, 2014

Mr. Edward P. Bartz

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-8626

Re:	Pax World Funds Series Trust III (the “Registrant”)
(File No. 811-22935)

Dear Mr. Bartz,

We are filing today via EDGAR a registration statement on Form N-1A (the “Registration Statement”) to register Pax Global Women’s Index Fund (the “Fund”) as a series of Pax World Funds Series Trust III (“Trust III”).  In addition to Part C and other ancillary items, including a number of exhibits, the Registration Statement contains: (i) the prospectus (the “Prospectus”) for the Institutional Class and Individual Investor Class shares of Trust III relating to the Fund, and (ii) the statement of additional information (the “SAI”) of Trust III relating to the Fund.  The Registration Statement is being filed for the purpose of registering shares of the Fund for sale following the proposed reorganization of Pax World Global Women’s Equality Fund, a series of Pax World Funds Series Trust I (“Trust I”), into the Fund, which is described in the registration statement on Form N-14 to be filed via EDGAR today.

REQUEST FOR SELECTIVE REVIEW

In accordance with the release issued by the Securities and Exchange Commission (the “Commission”) regarding selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered

Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984), the Registrant requests selective review of the Prospectus and SAI, as explained in more detail below.  Much of the information in the Prospectus and SAI is substantially identical to information contained in Post-Effective Amendment No. 71 to the registration statement on Form N-1A of Trust I filed on January 15, 2014 (“Post-Effective Amendment No. 71”), and has therefore been subject to review already by the staff (the “Staff”) of the Commission.  The Staff’s comments regarding Post-Effective Amendment No. 71 were provided telephonically on March 5, 2014.  The material differences between the Prospectus and SAI and the corresponding portions of Post-Effective Amendment No. 71 are described below.

Prospectus.

Except as to certain information contained in the sections titled “Summary of Key Information,” “About the Fund” and “Financial Highlights,” the disclosure in the Prospectus was subject to review and comment by the Staff in connection with its review of Post-Effective Amendment No. 71.  The organization of each of these sections is similar to the corresponding portions of Post-Effective Amendment No. 71, and, in particular, the risks described in the subsections titled “Principal Risks” and “Risks” are substantially similar, although not identical, to the corresponding portions of Post-Effective Amendment No. 71.

Moreover, beginning with the section titled “Shareholder Guide” on page 21 and continuing through the section titled “Distribution Arrangements” concluding on page 37, the disclosure in the Prospectus is substantially identical to disclosure included in the corresponding sections of Post-Effective Amendment No. 71.  These sections of the Prospectus omit the references to Class R shares that are contained in the corresponding sections of Post-Effective Amendment No. 71 because Class R shares are not offered in the Prospectus.  For these reasons, the Registrant requests selective review of the disclosure in the Prospectus.

Statement of Additional Information.

The SAI is substantially similar to the statement of additional information included in Post-Effective Amendment No. 71, except that the SAI omits disclosure relating to funds that are not offered in the Prospectus.  Specifically, except as to certain information contained in the sections titled (i) “Trust History,” (ii) “Investment Philosophy,” (iii) “Portfolio Managers,” (iv) “Investment Advisory and Other Services,” (v) “Advisory Agreement” and (vi) “Financial Statements,” each of which contains information specific to the Fund, the disclosure in the SAI was subject to review and comment by the Staff in connection with its review of Post-Effective Amendment No. 71.  The organization of each of these sections, together with the structure and formatting of the SAI generally, is similar to the corresponding portions of Post-Effective Amendment No. 71.

In particular, the disclosure relating to types of investments and risk factors beginning on page 1 and concluding on page 48, and the disclosure relating to third-party service providers, pricing of Fund shares, taxation and distribution beginning on page 63 and concluding on page 86, is substantially identical to disclosure included in the corresponding portions of Post-Effective Amendment No. 71.  These sections of the SAI omit the references to sub-advisers and

Class A shares that are contained in the corresponding sections of Post-Effective Amendment No. 71 because the SAI relates only to the Fund, which is not currently sub-advised and does not currently offer Class A shares.  For these reasons, the Registrant requests selective review of the disclosure in the SAI.

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Should you have any questions or comments, please do not hesitate to contact me at the number referenced above.

Very truly yours,

/s/ Nathan D. Somogie

Nathan D. Somogie